Financial instruments and risk management	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Financial instruments and risk management

Note 7. Financial instruments and risk management

7.1	Financial instruments

The following table shows the carrying amounts and fair values of financial assets and financial liabilities and classifies these into measurement categories. For this, the following abbreviations are used:

•	LaR: Loans and Receivables

•	OFL: Other Financial Liabilities

•	LdaFV: Liabilities designated at Fair Value

		Measured at amortized cost		Measured at fair value	Total
December 31, 2016 in € thousands	Classification pursuant to IAS 39	Carrying amount	Fair value	Carrying amount	Carrying amount
Deposits	LaR	18	18	-	18
Other receivables	LaR	3	3	-	3
Other non-current financial assets - third parties		21	21	-	21
Trade receivables	LaR	4,272	4,272	-	4,272
Deposits	LaR	2,155	2,155	-	2,155
Other receivables	LaR	334	334	-	334
Other financial assets - third parties (current)		2,489	2,489	-	2,489
Cash and cash equivalents	LaR	8,064	8,064	-	8,064
Total financial assets		14,846	14,846	-	14,846
Borrowings	OFL	5,850	5,811	-	5,850
Preferred shares treated as financial liabilities	OFL	26,280	26,280	-	26,280
Trade payables	OFL	5,568	5,568	-	5,568
Contingent consideration	LdaFV	-	-	295	295
Deferred consideration payable	OFL	1,000	1,000	-	1,000
Other liabilities	OFL	42	42	-	42
Other financial liabilities to third parties (current)		1,042	1,042	295	1,337
Total financial liabilities		38,740	38,701	295	39,035

		Measured at amortized cost		Measured at fair value	Total
December 31, 2017 in € thousands	Classification pursuant to IAS 39	Carrying amount	Fair value	Carrying amount	Carrying amount
Deposits	LaR	20	20	-	20
Other receivables	LaR	3	3	-	3
Other non-current financial assets - third parties		23	23	-	23
Trade receivables	LaR	6,814	6,814	-	6,814
Deposits	LaR	2,099	2,099	-	2,099
Other receivables	LaR	1,057	1,057	-	1,057
Other financial assets - third parties (current)		3,156	3,156	-	3,156
Cash and cash equivalents	LaR	8,214	8,214	-	8,214
Total financial assets		18,207	18,207	-	18,207
Borrowings	OFL	5,850	6,284	-	5,850
Preferred shares treated as financial liabilities	OFL	-	-	-	-
Trade payables	OFL	11,489	11,489	-	11,489
Contingent consideration	LdaFV	-	-	-	-
Deferred consideration payable	OFL	-	-	-	-
Other liabilities	OFL	6,515	6,515	-	6,515
Other financial liabilities to third parties (current)		6,515	6,515	-	6,515
Total financial liabilities		23,854	24,288	-	23,854

The fair value of borrowings was determined based on the settlement agreement with the lenders dated March 15, 2018. Refer to Note 8.4.

The following table shows the movements of financial liabilities.

					Non-Cash related changes
in € thousands	January 1, 2017	Cash related changes from operating activities	Cash related changes from financing activities	Cash related changes from investing activities	Changes in Consolidation Group	Changes in interest expenses	Other changes	December 31, 2017
Borrowings	5,850	(509)				509		5,850
Preferred shares treated as financial liabilities	26,280						(26,280)	-
Contingent consideration	295			(295)				-
Deferred consideration payable	1,000		(1,000)					-
Other liabilities	42		(5)		1,176		5,302	6,515
Other financial liabilities to third parties (current)	1,337		(1,005)	(295)	1,176		5,302	6,515
Total financial liabilities	33,467	(509)	(1,005)	(295)	1,176	509	(20,978)	12,365

Measurement of fair values

The majority of the Group’s financial instruments, including cash and cash equivalents, restricted cash, deposits, trade receivable, and accounts payable are carried at cost, which approximates their fair value due to the short-term maturity of these instruments.

Financial instruments not measured at fair value

Borrowings

The fair value of borrowings has been measured using discounted cash flows, i.e. the present value of expected payments, discounted using a risk-adjusted discount rate. For this, the Group’s weighted average cost of capital has been used.

Financial instruments measured at fair value

Contingent consideration has been designated at fair value because the liability is assessed in line with the Group’s current obligations in line with market conditions. It is measured using a discounted cash flow valuation model which considers the present value of expected payment, discounted using a risk-adjusted discount rate. The expected payment is determined by considering the possible scenarios of forecast revenue and EBITDA, the amount to be paid under each scenario, and the probability of each scenario. The inputs for this model are Level 3 inputs pursuant to the fair value hierarchy.

As disclosed in Note 8.2, the carrying amount at December 31, 2017 represents the full contractually required amount to be paid at maturity. This amount has not been discounted further due to the short-term maturity of the obligation.

There has been no change to the fair value in the period either in total or as a result of credit risk. As such, no gains/losses have been recognized in the income statement or other comprehensive income. The Group determines the amount of fair value changes which are attributable to credit risk, by first determining the changes due to market conditions which give rise to market risk, and then deducting those changes from the total change in fair value of the contingent consideration.

7.2	Financial risk management

The Group has exposure to the following risks arising from financial instruments:

•	credit risk;

•	liquidity risk; and

•	market risk

Risk management framework

The Group’s management has overall responsibility for the establishment and oversight of the Group’s risk management. The Group’s risk management procedures are established to identify and to analyze the risks faced by the Group, to set appropriate risk limits and controls and to monitor risks and adherence to limits. Risk management policies and systems are reviewed regularly to reflect changes in market conditions and the Group’s activities. The Group aims to maintain a disciplined and constructive control environment in which all employees understand their roles and obligations.

Credit risk

Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises principally from the Group’s receivables from subscribers.

The Credit risk exists for all financial assets, in particular, for cash and cash equivalents, trade receivables and other financial assets. The Group’s receivables are unsecured. The carrying amount of financial assets represents the maximum credit exposure.

The credit risk relating to trade receivables is the risk that the subscribers are unable to fulfill their payment obligations. The Group does not regard itself as being exposed to a major default risk from any single individual customer. The concentration of the credit risk is limited due to the broad and heterogeneous customer base.

Credit risk relating to other financial assets mainly relates to cash deposits to payment processors. If the payment processors incur financial difficulties, then the Group may incur losses. Management monitors the creditworthiness of payment processors closely. In the past, there were no indications that the payment processors would not meet its obligations.

The following table presents the maturity structure of the financial assets that are not impaired and not past due as well as those due and impaired as of the reporting date. In respect of receivables that are neither impaired nor past due, there was no indication on the reporting date that the debtors would not meet their payment obligations. All receivables past due by 60 days are written off in its entirety.

in € thousands	Carrying amount	Thereof neither past due nor impaired	Thereof past due as of the reporting date and impaired
December 31, 2016
Deposits	334	334	-
Other receivables	2,155	2,155	-
Other financial assets	2,489	2,489	-
Trade receivables	4,272	3,206	1,066
Total	6,761	5,590	1,066
December 31, 2017
Other receivables	1,060	1,060	-
Deposits	2,119	2,119	-
Other financial assets	3,179	3,179	-
Trade receivables	6,814	6,040	774
Total	9,993	9,219	774

The movement in the allowance for impairment in respect of trade receivables during the year was as follows. The bad debt allowance includes all receivables that are overdue and are not expected to be recovered.

in € thousands	Impairments
Balance at December 31, 2015	912
Impairment loss recognized	4,073
Amounts written off	(3,919)
Balance at December 31, 2016	1,066
Impairment loss recognized	4,102
Amounts written off	(4,394)
Balance at December 31, 2017	774

As of December 31, 2016 and 2017, the Group held cash and cash equivalents of €8,064 thousand and €8,214 thousand, respectively. The cash and cash equivalents are held with bank and financial institution counterparties, which hold at least an A-level credit rating.

Liquidity risk

Liquidity risk is the risk that the Group will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Group’s approach to managing liquidity is to ensure, as far as possible, that it will have sufficient liquidity to meet its liabilities when they are due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Group’s reputation.

Management monitors its cash inflows and outflows on a daily basis and through proper budget planning, the Group’s liquidity management makes sure that sufficient funds are available to meet financial obligations. Additionally, many customers pay in advance for subscription services at the commencement of the subscription period. Therefore, the Group maintains high cash and cash equivalents levels.

Exposure to liquidity risk

The following are the remaining contractual maturities of financial liabilities at the reporting date. The amounts are gross and undiscounted, and include contractual interest payments and exclude the impact of netting agreements.

		Contractual cash flow
December 31, 2016 in € thousands	Carrying amount	Total	< 1 year	1-5 years	More than 5 years
Borrowings	5,850	7,157	513	6,644	-
Preferred shares treated as financial liabilities	26,280	-	-	-	-
Trade payables	5,568	5,568	5,568	-	-
Other current financial liabilities	1,337	1,337	1,337	-	-
Contingent consideration	295	295	295	-	-
Deferred consideration payable	1,000	1,000	1,000	-	-
Other liabilities	42	42	42	-	-
Total financial liabilities	39,035	14,062	7,418	6,644	-

		Contractual cash flow
December 31, 2017 in € thousands	Carrying amount	Total	< 1 year	1-5 years	More than 5 years
Borrowings	5,850	6,284	6,284	-	-
Trade payables	11,489	11,489	11,489	-	-
Other current financial liabilities	6,515	6,515	6,515	-	-
Total financial liabilities	23,854	24,288	24,288	-	-

Preferred shares treated as financial liabilities did not have a contractual repayment date. Preferred shares were due upon certain defined liquidity events, which are outside of the control of the Group and the preferred shareholders. Management did not expect a liquidity event to occur as of December 31, 2016.

Market risk

Market risk is the risk that changes in market prices – such as foreign exchange rates, interest rates and equity prices – will affect the Group’s income or the value of its holdings of financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return.

Currency risk

The Group is exposed to currency risk to the extent that there is a mismatch between the currencies in which sales, purchases and borrowings are denominated and the functional currency of the Group’s subsidiaries. The presentation currency of all Group subsidiaries is the euro.

The Group intends to naturally hedge foreign exchange fluctuations by settling all transactions in their respective transaction currencies. The Group’s policy is to ensure that its net exposure is kept to an acceptable level by buying or selling foreign currencies at spot rates when necessary to address short-term obligations. When foreign currency reserves are more than the short-term obligations, then the Group converts the amount to functional currency. The currencies in which these transactions are primarily denominated are euro, US dollars, Great British Pound, Australian dollar, Canadian dollar, and Israeli New Shekel (“ILS”).

Exposure to currency risk

The summary quantitative data about the Group’s exposure to currency risk as reported to the management of the Group is as follows:

December 31, 2016 in thousands in local currency	EUR	USD	GBP	AUD	CAD
Financial assets				-	-
Trade receivables	3,645	268	319	-	-
Other financial assets	2,489	-	-	-	-
Cash and cash equivalents	6,907	596	507	-	-
Financial liabilities	-	-	-	-	-
Borrowings	(5,855)	-	-	-	-
Preferred shares treated as financial liabilities	(26,280)	-	-	-	-
Trade payables	(2,798)	(1,344)	(1,280)	-	-
Other financial liabilities	(1,337)	-	-	-	-
Net statement of financial position exposure	(23,229)	(480)	(454)	-	-

December 31, 2017 in thousands in local currency	EUR	USD	GBP	AUD	CAD	ILS
Financial assets
Trade receivables	5,738	924	110	132	143
Other financial assets	2,355	240	-	-	-	2,500
Cash and cash equivalents	1,838	6,568	47	247	450	1,605
Financial liabilities
Borrowings	(5,850)	-	-	-	-	-
Trade payables	(6,711)	(4,883)	(80)	(178)	(620)	(343)
Other financial liabilities	(5,905)	(415)	-	-	-	(1,099)
Net statement of financial position exposure	(8,535)	2,434	77	201	(27)	2,663

Sensitivity analysis

A reasonably possible strengthening (weakening) of the euro, US dollar or sterling, determined by the gross currency fluctuation of the previous year, against all other currencies at December 31 would have affected the measurement of financial instruments denominated in a foreign currency profit or loss by the amounts shown below. There is no effect on equity as no financial instruments are remeasured through OCI nor are subsidiaries with a different presentational currency consolidated. This analysis assumes that all other variables, in particular interest rates, remain constant and ignores any impact of forecast sales and purchases.

	Profit or loss
Effect in euro	Strengthening	Weakening
December 31, 2015
EUR (0% movement)	-	-
USD (12% movement)	247	58
GBP (6% movement)	350	268

December 31, 2016
EUR (0% movement)	-	-
USD (3% movement)	62	34
GBP (14% movement)	(77)	(254)

December 31, 2017
EUR (0% movement)	-	-
USD (12% movement)	(335)	335
GBP (4% movement)	(3)	3
AUD (5% movement)	(10)	10
CAD (6% movement)	2	(2)
ILS (3% movement)	(76)	76

Interest rate risk

As of the reporting date, the Group only has borrowings with fixed interest rates, and is therefore not exposed to interest rate risk.

Fair value sensitivity analysis for fixed-rate instruments

The Group does not account for any fixed-rate financial assets or financial liabilities at fair value through profit or loss. Therefore, a change in interest rates at the reporting date would not affect profit or loss. For the year ended December 31, 2017, a change of 100 basis points in interest rates would have increased or decreased equity by €0(2016: €10 thousand). This analysis assumes that all other variables, in particular foreign currency exchange rates, remain constant.

Other market price risk

The Group does not hold any equity securities or financial assets or liabilities that are dependent on the price of equity instruments. The Group is therefore not exposed to market price risks.